INTANGIBLE ASSETS, NET (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of post tax discount rate	14.00%
Percentage of terminal value growth rates.	3.00%
Term of estimates annual growth rate of impairment testing	5 years
Term of initial annual growth rate of impairment testing	5 years
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Development costs capitalized	$ 17,427	$ 15,366